Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) / income		$ (5,813)	$ 3,505	$ (19,243)
Adjustments to reconcile net (loss) / income to net cash from operating activities:
Stock compensation			143
Changes in assets and liabilities:
Prepayments and other assets		321	(107)	(217)
Accounts payable		2,012	532	328
Due to related parties		1,832	(10)	3,353
Accrued and other liabilities		(178)	415	(71)
Net cash provided by operating activities		4,446	12,366	5,362
Cash flows from investing activities:
Net cash provided by investing activities			(18,766)	(7,156)
Cash flows from financing activities:
Issuance of promissory note			2,500
Issuance of common stock			10
Change in restricted cash		(500)	(3,500)
Expenses for Merger			(1,745)
Net cash provided by / (used in) financing activities		(7,785)	9,875	241
Net (decrease) / increase in cash and cash equivalents		(3,339)	3,475	(1,553)
Cash and cash equivalents at beginning of the year		4,122	647	2,200
Cash and cash equivalents at end of the year	$ 4,122	783	4,122	$ 647
Parent Company [Member]
Cash flows from operating activities:
Net (loss) / income	3,505	(5,813)
Adjustments to reconcile net (loss) / income to net cash from operating activities:
Stock compensation	143
Equity in (earnings) / loss of subsidiaries, net of dividends received	(5,125)	5,647
Changes in assets and liabilities:
Prepayments and other assets	(2)	2
Accounts payable	226	(121)
Due to related parties	4,909	(4,087)
Accrued and other liabilities	153	(71)
Net cash provided by operating activities	3,809	(4,443)
Cash flows from financing activities:
Issuance of promissory note	2,500
Issuance of common stock	10
Change in restricted cash	(2,607)	2,476
Expenses for Merger	(1,745)
Net cash provided by / (used in) financing activities	(1,842)	2,476
Net (decrease) / increase in cash and cash equivalents	1,967	(1,967)
Cash and cash equivalents at beginning of the year		$ 1,967
Cash and cash equivalents at end of the year	$ 1,967		$ 1,967